Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets

	December 31, 2018	December 31, 2017
Intellectual property acquired from UTC	$1,417	$1,864
Intellectual property acquired from H2 Logic A/S	43	129
Intellectual property acquired from Protonex	787	8,507
Internally generated fuel cell intangible assets	1,199	1,690
ERP management reporting software system	4,825	5,738
Intellectual property acquired by Ballard Power Systems Europe	14	22
	$8,285	$17,950

Disclosure of reconciliation of changes in intangible assets

Intangible assets		Accumulated	Net carrying
Balance	Cost	amortization	amount
At January 1, 2017	$66,171	$48,088	$18,083
Additions to and acquisition of intangible assets	3,376	—	3,376
Amortization expense	—	2,309	(2,309)
Impairment charges (note 28)	—	1,200	(1,200)
At December 31, 2017	69,547	51,597	17,950
Amortization expense	—	2,354	(2,354)
Disposals	(9,138)	(1,827)	(7,311)
At December 31, 2018	$60,409	$52,124	$8,285